Taxation - Schedule of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance at beginning of the period	$ 91,847	$ 121,016
Additions	1,058,058
Reversal		(29,730)
Foreign currency translation adjustments	11,857	561
Balance at end of the period	$ 1,161,762	$ 91,847